Shareholders’ Equity (Tables)	12 Months Ended
Mar. 31, 2026
Shareholders’ Equity [Abstract]
Schedule of Fair Value of Representative’s Warrants was Determined Using the Binomial Tree Pricing Model	The fair value of the Representative’s Warrants was determined using the Binomial Tree Pricing Model and the following assumptions:

April 4, 2025
Share price	$46.72
Risk free interest rate	3.73%
Expected life (years)	5
Expected volatility	189.81%

Schedule of Company’s Activities and Status of the Representative’s Warrants

The following table summarizes the Company’s activities and status of the Representative’s Warrants:

	Number of Warrant	Weighted Average Exercise Price	Weighted Average Remaining Term (Years)
Outstanding as of March 31, 2025	—	—	—
Exercised	3,750	$76.8	5.0
Forfeited or expired	—	—	—
Outstanding as of March 31, 2026	3,750	$76.8	4.5